INCOME TAXES (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Federal:
Current
Deferred	(1,265,000)	(1,321,000)
State:
Current
Deferred
Deferred Income Tax Expense (Benefit)	(1,265,000)	(1,321,000)
Change in valuation allowance	1,265,000	1,321,000
Income tax provision (benefit)